Report of Directors Financial Review Risk Report - Distribution of financial instruments by credit quality (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Off-balance sheet commitments	360,260	334,622
Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	261	3,019
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,486,661	2,350,371
Off-balance sheet commitments	360,529	334,934
Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	261	3,019
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,593)	(4,618)
Off-balance sheet commitments	(269)	(312)
Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182,089	153,973
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,706,154	2,507,370
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,194)	(10,197)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,942	3,357
– loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	257,845	242,211
– loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	257,845	242,211
– loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Performance And Other Guarantee Contracts
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	102,415	92,411
Performance And Other Guarantee Contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	102,684	92,723
Performance And Other Guarantee Contracts | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(269)	(312)
Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	988,399	930,658
Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	999,091	940,373
Loans And Advances To Customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,692)	(9,715)
Loans And Advances To Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,462	102,039
Loans And Advances To Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,469	102,052
Loans And Advances To Banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(13)
Reverse Repurchase Agreement, Non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	298,392	252,549
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	158,644	131,825
Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	383,568	346,124
Debt securities | Debt instruments measured at fair value through other comprehensive income | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(54)
Debt securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,042	1,674
Trading securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	189,841	159,648
Trading securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	189,841	159,648
Trading securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,326	828,580
Other | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(129)	(92)
Other | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79,930	69,776
Other | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79,930	69,776
Other | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,740	268,637
Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,740	268,637
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
– personal | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	474,528	447,225
– personal | Loans And Advances To Customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,797)	(2,524)
– corporate and commercial | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	424,505	410,684
– corporate and commercial | Loans And Advances To Customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,526)	(6,755)
– non-bank financial institutions | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,058	82,464
– non-bank financial institutions | Loans And Advances To Customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(369)	(436)
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	153,426	136,892
Strong | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	3,019
Strong | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	105,985	96,952
Strong | Performance And Other Guarantee Contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	47,441	39,940
Strong | Trading securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143,943	119,546
Strong | Other | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,509	53,282
Strong | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	194,320	224,870
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	114,621	109,296
Good | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	103	0
Good | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	81,431	76,340
Good | Performance And Other Guarantee Contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	33,190	32,956
Good | Trading securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,187	21,951
Good | Other | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,037	11,862
Good | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33,752	34,124
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	87,332	82,958
Satisfactory | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	67,475	65,619
Satisfactory | Performance And Other Guarantee Contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	19,857	17,339
Satisfactory | Trading securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,943	15,804
Satisfactory | Other | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,014	4,390
Satisfactory | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,382	9,373
Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,053	4,518
Sub-standard | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,702	2,847
Sub-standard | Performance And Other Guarantee Contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,351	1,671
Sub-standard | Trading securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	603	2,300
Sub-standard | Other | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	351	231
Sub-standard | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	283	258
Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,097	1,270
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,881,200	2,716,120
Financial assets excluding equity securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,892,058	2,725,994
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,858)	(9,874)
Financial assets excluding equity securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,165,440	2,047,487
Financial assets excluding equity securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	387,915	360,420
Financial assets excluding equity securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	290,228	268,451
Financial assets excluding equity securities | Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 23,426	$ 26,706
Portfolio Concentration Risk | Financial assets excluding equity securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	100.00%	100.00%
Portfolio Concentration Risk | Financial assets excluding equity securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	74.90%	75.10%
Portfolio Concentration Risk | Financial assets excluding equity securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	13.40%	13.20%
Portfolio Concentration Risk | Financial assets excluding equity securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	10.00%	9.90%
Portfolio Concentration Risk | Financial assets excluding equity securities | Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	0.80%	1.00%
Credit impaired | Credit impaired | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 148	$ 0
Credit impaired | Credit impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	252	453
Credit impaired | Credit impaired | Performance And Other Guarantee Contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	845	817
Credit impaired | Credit impaired | Trading securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	165	47
Credit impaired | Credit impaired | Other | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19	11
Credit impaired | Credit impaired | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	12
Credit impaired | Financial assets excluding equity securities | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 25,049	$ 22,930
Credit impaired | Portfolio Concentration Risk | Financial assets excluding equity securities | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	0.90%	0.80%
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 707,902	$ 635,988
IFRS 9 | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,088	3,269
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	708,268	636,365
IFRS 9 | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,115	3,273
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(366)	(377)
IFRS 9 | Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(27)	(4)
IFRS 9 | Debt instruments measured at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	386,370	353,855
IFRS 9 | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	386,400	353,909
IFRS 9 | Debt instruments measured at fair value through other comprehensive income | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(54)
IFRS 9 | – loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	690,477	619,019
IFRS 9 | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	690,792	619,367
IFRS 9 | – loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(315)	(348)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,425	16,969
IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,476	16,998
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(51)	(29)
IFRS 9 | Loans And Advances To Customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	988,399	930,658
IFRS 9 | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	999,091	940,373
IFRS 9 | Loans And Advances To Customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,692)	(9,715)
IFRS 9 | Loans And Advances To Banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,462	102,039
IFRS 9 | Loans And Advances To Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,469	102,052
IFRS 9 | Loans And Advances To Banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(13)
IFRS 9 | Cash And Balances At Central Banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	242,859	267,674
IFRS 9 | Cash And Balances At Central Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	242,859	267,674
IFRS 9 | Cash And Balances At Central Banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44,063	42,293
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44,063	42,293
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Reverse Repurchase Agreement, Non-trading | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,372
IFRS 9 | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	298,392	252,549
IFRS 9 | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	298,392	252,549
IFRS 9 | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial Investments Excluding Equity Securities | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182,089	153,973
IFRS 9 | Financial Investments Excluding Equity Securities | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182,101	153,982
IFRS 9 | Financial Investments Excluding Equity Securities | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12)	(9)
IFRS 9 | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	118,706	108,730
IFRS 9 | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	118,796	108,809
IFRS 9 | Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(90)	(79)
IFRS 9 | Endorsements And Acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,695	8,093
IFRS 9 | Endorsements And Acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,706	8,107
IFRS 9 | Endorsements And Acceptances | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11)	(14)
IFRS 9 | Accrued Income And Other Assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,011	100,637
IFRS 9 | Accrued Income And Other Assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,090	100,702
IFRS 9 | Accrued Income And Other Assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(79)	(65)
IFRS 9 | Debt securities | Debt instruments measured at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	386,370	353,855
IFRS 9 | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	386,400	353,909
IFRS 9 | Debt securities | Debt instruments measured at fair value through other comprehensive income | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(54)
IFRS 9 | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,326
IFRS 9 | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(129)
IFRS 9 | Other | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,197	828,488
IFRS 9 | Other | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,326	828,580
IFRS 9 | Other | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(129)	(92)
IFRS 9 | – personal | Loans And Advances To Customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	471,731	444,701
IFRS 9 | – personal | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	474,528	447,225
IFRS 9 | – personal | Loans And Advances To Customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,797)	(2,524)
IFRS 9 | – corporate and commercial | Loans And Advances To Customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	416,979	403,929
IFRS 9 | – corporate and commercial | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	424,505	410,684
IFRS 9 | – corporate and commercial | Loans And Advances To Customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,526)	(6,755)
IFRS 9 | – non-bank financial institutions | Loans And Advances To Customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	99,689	82,028
IFRS 9 | – non-bank financial institutions | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,058	82,464
IFRS 9 | – non-bank financial institutions | Loans And Advances To Customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(369)	(436)
IFRS 9 | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	449,176	407,485
IFRS 9 | Strong | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	449	2,425
IFRS 9 | Strong | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	375,950	336,313
IFRS 9 | Strong | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	441,740	400,120
IFRS 9 | Strong | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,436	7,365
IFRS 9 | Strong | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	545,487	515,266
IFRS 9 | Strong | Loans And Advances To Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	97,524	92,621
IFRS 9 | Strong | Cash And Balances At Central Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	242,187	266,713
IFRS 9 | Strong | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44,063	42,293
IFRS 9 | Strong | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	193,352	155,831
IFRS 9 | Strong | Financial Investments Excluding Equity Securities | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	171,057	146,970
IFRS 9 | Strong | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	95,589	88,338
IFRS 9 | Strong | Endorsements And Acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,504	2,101
IFRS 9 | Strong | Accrued Income And Other Assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	94,085	86,237
IFRS 9 | Strong | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	375,950	336,313
IFRS 9 | Strong | Other | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	746,697	702,570
IFRS 9 | Strong | – personal | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	380,030	360,317
IFRS 9 | Strong | – corporate and commercial | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	113,787	114,504
IFRS 9 | Strong | – non-bank financial institutions | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	51,670	40,445
IFRS 9 | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	151,068	135,659
IFRS 9 | Good | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,751	458
IFRS 9 | Good | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,592	9,448
IFRS 9 | Good | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	146,923	131,396
IFRS 9 | Good | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,145	4,263
IFRS 9 | Good | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	215,781	193,080
IFRS 9 | Good | Loans And Advances To Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,222	4,255
IFRS 9 | Good | Cash And Balances At Central Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	590	949
IFRS 9 | Good | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	78,296	70,877
IFRS 9 | Good | Financial Investments Excluding Equity Securities | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	654	3,681
IFRS 9 | Good | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,950	9,735
IFRS 9 | Good | Endorsements And Acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,331	2,663
IFRS 9 | Good | Accrued Income And Other Assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,619	7,072
IFRS 9 | Good | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,592	9,448
IFRS 9 | Good | Other | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	94,241	85,700
IFRS 9 | Good | – personal | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	57,064	53,595
IFRS 9 | Good | – corporate and commercial | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	132,972	118,785
IFRS 9 | Good | – non-bank financial institutions | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,745	20,700
IFRS 9 | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	96,544	81,619
IFRS 9 | Satisfactory | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	864	367
IFRS 9 | Satisfactory | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,572	7,768
IFRS 9 | Satisfactory | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	91,400	77,220
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,144	4,399
IFRS 9 | Satisfactory | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	191,839	186,416
IFRS 9 | Satisfactory | Loans And Advances To Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,613	5,040
IFRS 9 | Satisfactory | Cash And Balances At Central Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	12
IFRS 9 | Satisfactory | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,740	25,799
IFRS 9 | Satisfactory | Financial Investments Excluding Equity Securities | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,390	3,331
IFRS 9 | Satisfactory | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,789	10,151
IFRS 9 | Satisfactory | Endorsements And Acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,624	3,090
IFRS 9 | Satisfactory | Accrued Income And Other Assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,165	7,061
IFRS 9 | Satisfactory | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,572	7,768
IFRS 9 | Satisfactory | Other | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,865	39,660
IFRS 9 | Satisfactory | – personal | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,688	27,774
IFRS 9 | Satisfactory | – corporate and commercial | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	139,599	138,705
IFRS 9 | Satisfactory | – non-bank financial institutions | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,552	19,937
IFRS 9 | Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,632	10,393
IFRS 9 | Sub-standard | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	1
IFRS 9 | Sub-standard | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	286	380
IFRS 9 | Sub-standard | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,073	9,670
IFRS 9 | Sub-standard | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	559	723
IFRS 9 | Sub-standard | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,455	22,906
IFRS 9 | Sub-standard | Loans And Advances To Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	109	134
IFRS 9 | Sub-standard | Cash And Balances At Central Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	42
IFRS 9 | Sub-standard | Financial Investments Excluding Equity Securities | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	335	454
IFRS 9 | Sub-standard | Endorsements And Acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	236	243
IFRS 9 | Sub-standard | Accrued Income And Other Assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	99	211
IFRS 9 | Sub-standard | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	286	380
IFRS 9 | Sub-standard | Other | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	339	497
IFRS 9 | Sub-standard | – personal | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,801	1,979
IFRS 9 | Sub-standard | – corporate and commercial | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,041	20,224
IFRS 9 | Sub-standard | – non-bank financial institutions | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	613	703
IFRS 9 | Credit impaired | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	656	961
IFRS 9 | Credit impaired | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,529	22,705
IFRS 9 | Credit impaired | Loans And Advances To Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	2
IFRS 9 | Credit impaired | Other | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	184	153
IFRS 9 | Credit impaired | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	848	1,209
IFRS 9 | Credit impaired | Credit impaired | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	51	22
IFRS 9 | Credit impaired | Credit impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	656	961
IFRS 9 | Credit impaired | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	192	248
IFRS 9 | Credit impaired | Credit impaired | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,529	22,705
IFRS 9 | Credit impaired | Credit impaired | Loans And Advances To Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	2
IFRS 9 | Credit impaired | Credit impaired | Cash And Balances At Central Banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Reverse Repurchase Agreement, Non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Financial Investments Excluding Equity Securities | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	133	131
IFRS 9 | Credit impaired | Credit impaired | Endorsements And Acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	10
IFRS 9 | Credit impaired | Credit impaired | Accrued Income And Other Assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	122	121
IFRS 9 | Credit impaired | Credit impaired | Debt securities | Debt instruments measured at fair value through other comprehensive income | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – personal | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,945	3,560
IFRS 9 | Credit impaired | Credit impaired | – corporate and commercial | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,106	18,466
IFRS 9 | Credit impaired | Credit impaired | – non-bank financial institutions | Loans And Advances To Customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 478	$ 679